Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Compensation to Individuals Employed by Company

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2021		2020		2019
	Number of		Number of		Number of
	People	Amount	People	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	3	763	3	880	3	689
Post-employment
Benefits	2	61	2	62	2	56
Share-based payments	3	68	1	-	1	29

* Including retired employees that were not employed throughout the entire year.

Schedule of Compensation to Individuals not Employed by Company
Compensation to directors (excluding compensation paid under the Management Agreement):

	Year ended December 31
	2021		2020		2019
	Number of		Number of		Number of
	people	Amount	people	Amount	People (*)	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to
directors not employed
by the Company	4	72	3	63	3	72
Share-based payments	4	10	3	34	3	9

Schedule of Debts and Loans to Related and Interested Parties
C.	Debts and loans to related and interested parties

	The terms of the loan		Balance as at December 31		Interest income recognized in statement of income for the year ended December 31
	Interest	Linkage
	rate	base	2021	2020	2021	2020	2019
	%		€ thousands
Dori Energy	8.1 (*)	NIS+CPI	8,495	8,745	821	620	814

(*) See Note 6A